Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
July 31, 2020 (Unaudited)
	Shares	Value

COMMON STOCKS - 93.2%
Accommodation and Food Services - 1.3%
Caesars Entertainment, Inc. (a)	5,775	$179,314
Auto Parts & Equipment - 2.2%
Adient PLC (a)	6,567	109,275
Dana, Inc.	7,425	84,867
Delphi Technologies PLC (a)	8,019	120,205
		314,347
Banks - 2.1%
CIT Group, Inc.	4,345	82,425
PacWest Bancorp	1,738	31,762
Synovus Financial Corp.	3,564	71,814
TCF Financial Corp.	2,475	68,038
Umpqua Holdings Corp.	4,565	49,530
		303,569
Beverages - 0.9%
The Boston Beer Co., Inc. - Class A (a)	154	124,808
Biotechnology - 2.3%
Arrowhead Pharmaceuticals, Inc. (a)	3,509	151,133
Ligand Pharmaceuticals, Inc. (a)	231	27,068
Nektar Therapeutics (a)	6,798	150,644
		328,845
Building Materials - 1.9%
Lennox International, Inc.	506	135,679
Trex Co, Inc. (a)	935	130,273
		265,952
Chemicals - 1.3%
OLIN Corp.	5,852	65,776
The Chemours Co.	6,556	121,483
		187,259
Commercial Services - 6.2%
Aaron's, Inc.	2,277	118,814
Avis Budget Group, Inc. (a)	7,084	183,476
HealthEquity, Inc. (a)	1,100	56,716
Insperity, Inc.	1,430	95,610
LiveRamp Holdings, Inc. (a)	1,254	57,145
Sabre Corp.	13,013	98,378
WEX, Inc. (a)	1,034	163,754
WW International, Inc. (a)	3,729	96,134
		870,027
Computers - 0.8%
NCR Corp. (a)	3,597	66,293
Perspecta, Inc.	2,398	51,317
		117,610
Construction - 0.8%
Taylor Morrison Home Corp. (a)	5,016	117,625
Cosmetics/Personal Care - 0.7%
Edgewell Personal Care Co. (a)	3,344	99,952
Distribution/Wholesale - 1.5%
Pool Corp.	649	205,538
Diversified Financial Services - 0.4%
Deluxe Corp.	726	20,495
LendingTree, Inc. (a)	110	38,092
		58,587
Electrical Components & Equipment - 1.2%
Belden, Inc.	682	21,551
Energizer Holdings, Inc.	891	44,666
Universal Display Corp.	605	105,542
		171,759
Energy-Alternate Sources - 1.6%
SolarEdge Technologies, Inc. (a)	1,276	223,428
Engineering & Construction - 1.7%
Dycom Industries, Inc. (a)	2,761	118,254
Fluor Corp.	11,308	115,228
		233,482
Entertainment - 5.5%
Churchill Downs, Inc.	517	71,615
Cinemark Holdings, Inc.	7,524	89,009
Marriott Vacations Worldwide Corp.	968	81,951
Penn National Gaming, Inc. (a)	8,701	294,529
Scientific Games Corp. (a)	9,933	174,522
Six Flags Entertainment Corp.	3,674	63,891
		775,517
Environmental Control - 0.5%
Stericycle, Inc. (a)	1,254	75,785
Food - 0.3%
Lancaster Colony Corp.	264	41,868
Hand/Machine Tools - 1.0%
Colfax Corp. (a)	2,750	79,970
MSA Safety, Inc.	528	62,584
		142,554
Healthcare-Products - 6.5%
Bio-Techne Corp.	616	169,498
Cantel Medical Corp.	2,167	102,391
Haemonetics Corp. (a)	924	80,998
Integra LifeSciences Holdings Corp. (a)	1,089	52,000
LivaNova PLC (a)	704	32,764
Masimo Corp. (a)	858	188,863
NuVasive, Inc. (a)	726	41,484
Penumbra, Inc. (a)	539	119,609
Repligen Corp. (a)	836	126,161
		913,768
Healthcare-Services - 5.6%
Acadia Healthcare Co., Inc. (a)	2,750	81,977
Amedisys, Inc. (a)	550	128,788
Catalent, Inc. (a)	2,508	219,049
Chemed Corp.	264	129,938
MEDNAX, Inc. (a)	5,676	113,406
Tenet Healthcare Corp. (a)	4,499	118,954
		792,112
Home Builders - 2.8%
KB Home	2,717	91,400
Thor Industries, Inc.	968	110,342
Toll Brothers, Inc.	2,706	103,369
TRI Pointe Group, Inc. (a)	5,588	93,432
		398,543
Home Furnishings - 0.8%
Tempur Sealy International, Inc. (a)	1,430	115,759
Housewares - 0.8%
Toro Co.	1,551	110,664
Information - 0.8%
Ceridian HCM Holding, Inc. (a)	1,430	111,955
Insurance - 0.6%
Brighthouse Financial, Inc. (a)	2,959	83,858
Internet - 3.1%
Etsy, Inc. (a)	2,035	240,903
GrubHub, Inc. (a)	2,761	199,455
		440,358
Iron/Steel - 1.0%
Allegheny Technologies, Inc. (a)	9,493	82,494
United States Steel Corp.	7,777	51,795
		134,289
Lodging - 1.7%
Boyd Gaming Corp.	5,137	121,593
Choice Hotels International, Inc.	440	36,978
Wyndham Destinations, Inc.	2,904	77,246
		235,817
Machinery-Diversified - 1.9%
Graco, Inc.	2,288	121,813
Nordson Corp.	737	142,705
		264,518
Manufacturing - 3.9%
Avient Corp.	3,014	72,034
Cognex Corp.	2,640	176,537
Enphase Energy, Inc. (a)	3,256	196,532
O-I Glass, Inc.	10,593	110,591
		555,694
Media - 3.5%
Cable One, Inc.	88	160,385
FactSet Research Systems, Inc.	605	209,512
The New York Times Co. - Class A	2,046	94,402
World Wrestling Entertainment, Inc. - Class A	726	33,839
		498,138
Mining - 1.0%
Royal Gold, Inc.	1,034	144,688
Miscellaneous Manufacturing - 0.4%
Axon Enterprise, Inc. (a)	726	60,352
Oil & Gas - 5.3%
Cimarex Energy Co.	5,159	126,189
CNX Resources Corp. (a)	8,140	78,551
EQT Corp.	5,599	81,298
Murphy Oil Corp.	7,832	103,461
PBF Energy, Inc. - Class A	10,296	89,369
Transocean Ltd. (a)	80,564	164,351
WPX Energy, Inc. (a)	17,600	105,072
		748,291
Pharmaceuticals - 0.7%
PRA Health Sciences, Inc. (a)	902	96,117
Pipelines - 1.6%
Antero Midstream Corp.	22,275	126,299
Equitrans Midstream Corp.	11,011	106,256
		232,555
Professional, Scientific, and Technical Services - 0.6%
Paylocity Holding Corp. (a)	583	77,656
Retail - 7.1%
American Eagle Outfitters, Inc.	8,349	83,490
Brinker International, Inc.	4,895	131,627
Dunkin' Brands Group, Inc.	1,254	86,187
Five Below, Inc. (a)	770	83,861
Jack in the Box, Inc.	1,540	126,449
Nu Skin Enterprises, Inc. - Class A	2,662	119,391
Papa John's International, Inc.	341	32,282
RH (a)	473	135,954
Sally Beauty Holdings, Inc. (a)	5,973	69,347
The Wendy's Co.	6,138	142,279
		1,010,867
Savings & Loans - 0.5%
Sterling Bancorp	6,083	68,434
Semiconductors - 3.3%
Cabot Microelectronics Corp.	506	76,264
CREE, Inc. (a)	1,573	108,411
Monolithic Power Systems, Inc.	605	160,331
Semtech Corp. (a)	1,023	57,012
Silicon Laboratories, Inc. (a)	616	61,914
		463,932
Software - 4.2%
Blackbaud, Inc.	781	48,844
CDK Global, Inc.	1,826	83,010
CommVault Systems, Inc. (a)	660	29,093
Fair Isaac Corp. (a)	451	198,075
Manhattan Associates, Inc. (a)	1,089	104,315
PTC, Inc. (a)	1,584	135,527
		598,864
Toys/Games/Hobbies - 0.4%
Mattel, Inc. (a)	5,247	58,294
Wholesale Trade - 0.9%
ChampionX Corp. (a)	13,079	124,381
TOTAL COMMON STOCKS (Cost $12,154,217)		13,177,730

REAL ESTATE INVESTMENT TRUSTS - 6.7%
CoreSite Realty Corp.	682	88,012
CyrusOne, Inc.	1,760	146,819
EastGroup Properties, Inc.	539	71,504
EPR Properties	2,992	85,661
Lamar Advertising Co. - Class A	1,221	80,256
Macerich Co.	10,846	82,755
Mack-Cali Realty Corp.	1,331	19,193
Omega Healthcare Investors, Inc.	2,585	83,702
Park Hotels & Resorts, Inc.	8,767	72,503
PS Business Parks, Inc.	286	39,454
Sabra Health Care REIT, Inc.	5,764	84,962
Service Properties Trust	14,179	94,999
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $946,755)		949,820

	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts, - 0.1%
U.S. Bank Money Market Deposit Account 0.04% (b)	$14,791	14,791
TOTAL SHORT-TERM INVESTMENTS (Cost $14,791)		14,791

Total Investments (Cost $13,115,763) - 100.0%		14,142,341
Other Assets in Excess of Liabilities - 0.0% (c)		3,029
TOTAL NET ASSETS - 100.0%		$14,145,370

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2020.
(c)	Less than 0.05%

Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of  Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 13,177,730	$ -	$ -	$ -	$ 13,177,730
Real Estate Investment Trusts	949,820	-	-	-	949,820
Short-Term Investments	14,791	-	-	-	14,791
Total Investments in Securities	$ 14,142,341	$ -	$ -	$ -	$ 14,142,341
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.